Selected cash flow information - Schedule of Changes in Liabilities and Equity Arising from Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022
Share capital
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	$ 118.5	$ 120.5
Cash flows:
Subordinate voting shares purchased and cancelled under NCIB	(26.7)	(253.2)
Issuance of shares		7.1
Non-cash items:
Share purchase charge to retained earnings (note 18)	24.3	241.3
Purchase of subordinate voting shares held for cancellation (note 18)	(0.1)
Contributed surplus on exercise of stock options (note 18)	2.7	2.8
Liabilities arising from financing activities at end of period	118.7	118.5
Mainland China Facilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0.0
Cash flows:
Mainland China Facilities borrowings	9.8
Non-cash items:
Liabilities arising from financing activities at end of period	9.8	0.0
Japan Facility
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0.0
Cash flows:
Cash inflow from business combination	19.4
Repayments and principal payments	(5.7)
Non-cash items:
Liabilities arising from financing activities at end of period	13.7	0.0
Revolving facility
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	(0.9)	(1.7)
Non-cash items:
Amortization of deferred transaction costs	0.4	0.8
Liabilities arising from financing activities at end of period	(0.5)	(0.9)
Term loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	370.0	367.8
Cash flows:
Repayments and principal payments	(4.0)	(4.7)
Transactions costs on financing activities		(1.0)
Non-cash items:
Amortization of deferred transaction costs	0.2	0.2
Acceleration of unamortized costs on term loan extinguishment		9.5
Unrealized foreign exchange loss (gain)	29.5	(1.8)
Liabilities arising from financing activities at end of period	395.7	370.0
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	250.7	254.8
Cash flows:
Cash inflow from business combination	3.2
Repayments and principal payments	(62.2)	(46.9)
Non-cash items:
Unrealized foreign exchange loss (gain)	11.5	(5.3)
Additions and amendments to lease liabilities (note 13)	132.3	48.1
Derecognition on termination of lease liabilities (note 13)	(0.7)
Liabilities arising from financing activities at end of period	334.8	250.7
Net derivative asset on terminated contracts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	(7.3)
Cash flows:
Settlement of term loan derivative contracts	8.6
Non-cash items:
Fair market valuation	(0.6)
Unrealized foreign exchange loss (gain)	(0.7)
Liabilities arising from financing activities at end of period	$ 0.0	$ (7.3)